Revenues Derived from Affiliated Companies (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Revenue	$ 198	$ 181	$ 126
CUP Data
Related Party Transaction [Line Items]
Revenue	136	130	75
TSYS de Mexico
Related Party Transaction [Line Items]
Revenue	$ 62	$ 51	$ 51